Net Income per Share	12 Months Ended
Dec. 31, 2025
Net Income per Share
Net Income per Share

12. Net Income per Share

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the period. Options and RSUs are not considered outstanding in the computation of basic earnings per share (“EPS”). Diluted EPS is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the years ended December 31, 2023, 2024 and 2025, options to purchase ordinary shares and RSUs of 2.6 million, 2.2 million and 1.1 million were recognized as dilutive factors and included in the calculation of diluted net income per share, respectively. For the years ended December 31, 2023, 2024 and 2025, options and RSUs which were anti-dilutive and excluded from the calculation of diluted net income per share were 7.4 million, 10.9 million and 4.6 million, respectively.

The following table sets forth the computation of basic and diluted net income per share for the periods presented:

	Year Ended December 31,
	2023	2024	2025

	(In US$ thousands, except share data and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders	$342,598	$300,801	$449,020
Denominator:
Weighted average ordinary shares outstanding	235,560	237,324	238,787
Basic net income per share attributable to Weibo’s shareholders	$1.45	$1.27	$1.88

Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo	$342,598	$300,801	$449,020
Add: Effect on interest expenses and amortized issuance cost of convertible senior notes	529	7,713	7,676
Net income attributable to Weibo’s shareholders for calculating diluted net income per share	343,127	308,514	456,696
Denominator:
Weighted average ordinary shares outstanding	235,560	237,324	238,787
Effects of dilutive securities
Stock options	14	218	762
Unvested restricted share units	2,625	1,965	355
Convertible senior notes	1,775	25,734	28,656
Shares used in computing diluted net income per share attributable to Weibo’s shareholders	239,974	265,241	268,560
Diluted net income per share attributable to Weibo’s shareholders	$1.43	$1.16	$1.70